Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	25,510	23,968
Accumulated Depreciation	9,134	8,615
Construction in progress	1,025	1,078
Property, plant and equipment, Total	17,401	16,431
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	13,209	12,413
Accumulated Depreciation	4,416	4,215
Construction in progress	626	671
Property, plant and equipment, Total	9,419	8,869
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	9,076	8,498
Accumulated Depreciation	3,225	3,046
Construction in progress	320	316
Property, plant and equipment, Total	6,171	5,768
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,100	1,060
Accumulated Depreciation	615	560
Construction in progress	56	53
Property, plant and equipment, Total	541	553
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,502	1,380
Accumulated Depreciation	793	716
Construction in progress	23	38
Property, plant and equipment, Total	732	702
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	623	617
Accumulated Depreciation	85	78
Property, plant and equipment, Total	538	539